Financial Risks - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	€ 4,653	€ 13,004
Gross settled cash outflows	(4,345)	(12,748)
Net settled cash inflows	8,583	8,930
Net settled cash outflows	(13,308)	(13,813)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	1,301	9,757
Gross settled cash outflows	(1,241)	(9,710)
Net settled cash inflows	582	282
Net settled cash outflows	(475)	(560)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	182	170
Gross settled cash outflows	(135)	(121)
Net settled cash inflows	425	253
Net settled cash outflows	(360)	(224)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	218	171
Gross settled cash outflows	(191)	(134)
Net settled cash inflows	380	260
Net settled cash outflows	(323)	(244)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	153	202
Gross settled cash outflows	(134)	(191)
Net settled cash inflows	323	286
Net settled cash outflows	(259)	(266)
Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	196	145
Gross settled cash outflows	(194)	(134)
Net settled cash inflows	286	341
Net settled cash outflows	(246)	(271)
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	2,603	2,560
Gross settled cash outflows	(2,450)	(2,458)
Net settled cash inflows	6,587	7,509
Net settled cash outflows	€ (11,644)	€ (12,248)